EARNINGS (LOSS) PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Net income (loss) attributable to ordinary shareholders, basic and diluted	$ 32,372	$ (1,877)	$ (136,867)
Denominator:
Weighted-average ordinary shares outstanding, basic	49,908,423	48,366,378	45,804,714
Dilutive effect:
Employee share options, and RSUs	2,512,403	0	0
Weighted-average ordinary shares outstanding, diluted	52,420,826	48,366,378	45,804,714
Net income (loss) per share attributable to ordinary shareholders, basic	$ 0.65	$ (0.04)	$ (2.99)
Net income (loss) per share attributable to ordinary shareholders, diluted	$ 0.62	$ (0.04)	$ (2.99)